Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Accounting Principles	Accounting principles The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "US GAAP").
Basis of Presentation
Basis of presentation
The results of operations for the years ended December 31, 2018, 2017 and 2016 represent the results of operations of the Company’s acquired businesses from the date of their acquisition by the Company, and therefore are not indicative of the results to be expected for the full year.

Principles of Consolidation
Principles of consolidation
The consolidated financial statements include the accounts of the Trust and the Company, as well as the businesses acquired as of their respective acquisition date. All significant intercompany accounts and transactions have been eliminated in consolidation. Discontinued operating entities are reflected as discontinued operations in the Company’s results of operations and statements of financial position.
The acquisition of businesses that the Company owns or controls more than a 50% share of the voting interest are accounted for under the acquisition method of accounting. The amount assigned to the identifiable assets acquired and the liabilities assumed is based on the estimated fair values as of the date of acquisition, with the remainder, if any, recorded as goodwill.

Discontinued Operations
Discontinued Operations
The Company completed the sale of its majority owned subsidiary, Tridien Medical, Inc. ("Tridien") during the third quarter of 2016. The results of operations of Tridien are presented as discontinued operations in the consolidated statements of operations for the year ended December 31, 2016. Subsequent to the year ended December 31, 2018, the Company completed the sales of Fresh Hemp Foods Ltd. ("Manitoba Harvest") and Clean Earth Holdings, Inc.
("Clean Earth"). The results of operations of Manitoba Harvest and Clean Earth are reported as discontinued operations in the accompanying consolidated financial statements as of December 31, 2018 and 2017, for each of the three years in the period ended December 31, 2018. Refer to "Note Q - Discontinued Operations" for additional information. Unless otherwise indicated, the disclosures accompanying the consolidated financial statements reflect the Company's continuing operations.

Use of Estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. It is possible that in 2019 actual conditions could be better or worse than anticipated when the Company developed the estimates and assumptions, which could materially affect the results of operations and financial position in the future. Such changes could result in future impairment of goodwill, intangibles and long-lived assets, inventory obsolescence, establishment of valuation allowances on deferred tax assets and increased tax liabilities, among other things. Actual results could differ from those estimates.

Termination of Supplemental Put Agreement
At the time of the Company's Initial Public Offering, the Company issued Allocation Interests governed by the LLC agreement that entitle the holders (the "Holders") to receive distributions pursuant to a profit allocation formula upon the occurrence of certain events. The Holders are entitled to receive and as such can elect to receive the positive contribution based profit allocation payment for each of the business acquisitions during the 30-day period following the fifth anniversary of the date upon which the Company acquired a controlling interest in that business (Holding Event) and upon the sale of that business (Sale Event). Payments of profit allocation to the Holders are accounted for as dividends declared on Allocation Interests and recorded in stockholders' equity once they are approved by our Board of Directors.

Revenue Recognition
Revenue recognition
Effective January 1, 2018, the Company adopted the provisions of Revenue from Contracts with Customers, or ASC 606. In accordance with the new revenue guidance, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services, and excludes any sales incentives or taxes collected from customers which are subsequently remitted to government authorities.
Effective January 1, 2018, the Company adopted the provisions of Revenue from Contracts with Customers, or ASC 606. The adoption of the new revenue guidance represents a change in accounting principle that will more closely align revenue recognition with the transfer of control of the Company's goods and services and will provide financial statement readers with enhanced disclosures. In accordance with the new revenue guidance, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services, and excludes any sales incentives or taxes collected from customers which are subsequently remitted to government authorities. The impacts from the adoption of the new revenue guidance primarily relates to the timing of revenue recognition for variable consideration received, consideration payable to a customer and recording right of return assets. Although these differences have been identified, the total impact to each reportable segment was not material to the consolidated financial statements. In addition, the accounting for the estimate of variable consideration in our contracts is not materially different compared to our current practice. The Company has established monitoring controls to identify new sales arrangements and changes in our business environment that could impact our current accounting assessment.
Performance Obligations - For 5.11, Velocity Outdoor, Ergobaby, Liberty Safe, Sterno, Arnold and Foam Fabricators, revenues are recognized when control of the promised goods or service is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. Each product or service represents a separate performance obligation. For contracts that contain multiple products, the Company will evaluate those products to determine if they represent performance obligations based on whether those goods or services are distinct (by themselves or as part of a bundle of products). Further, the Company evaluated if the products were separately identifiable from other products in the contract. The Company concluded that the products are distinct and separately identifiable from other products in the contracts. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. The standalone selling price is directly observable as it is the price at which the Company sells its products separately to the customer. As the Company does not meet any of the requirements for over time recognition for any of its products at these operating segments, it will recognize revenue based on the point in time criteria based on the definition of control, which is generally upon shipment terms for products and when the service is performed for services. Transfer of control for Advanced Circuit’s products qualify for over time revenue recognition because the products represent assets with no alternative use and the contracts include an enforceable right to payment for work completed to date. Advanced Circuits has selected the cost to cost input method of measuring progress to recognize revenue over time, based on the status of the work performed. The cost to cost method is representative of the value provided to the customer as it represents the Company’s performance completed to date. However, due to the short-term nature of Advanced
Circuit's production cycle, there is an immaterial difference between revenue recognition under the previous guidance and the new revenue recognition guidance.
Shipping and handling costs - Costs associated with shipment of products to a customer are accounted for as a fulfillment cost and are included in cost of revenues. The Company has elected to apply the practical expedient for shipping costs under the new revenue guidance and will account for shipping and handling activities performed after control of a good has been transferred to the customer as a fulfillment cost and not a performance obligation. Therefore, both revenue and costs of shipping and handling will be recorded at the same time. As a result, any consideration (including freight and landing costs) related to these activities will be included as a component of the overall transaction consideration and allocated to the performance obligations of the contract.
Warranty - For product sales, the Company provides standard assurance-type warranties as the Company only warrants its products against defects in materials and workmanship (i.e., manufacturing flaws). Although the warranties are not required by law, the tasks performed over the warranty period are only to remediate instances when products do not meet the promised specifications. Customers do not have the option to purchase warranties separately. The Company’s warranty periods generally range from 90 days to three years depending on the nature of the product and are consistent with industry standards. The periods are reasonable to assure that products conform to specifications. The Company does not have a history of performing activities outside the scope of the standard warranty.
Significant Judgments - The Company’s contracts with customers often include promises to transfer multiple products to a customer. Determining whether the promises are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the performance obligations are identified, the Company determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on a relative stand-alone selling price method. The corresponding revenues are recognized as the related performance obligations are satisfied as discussed above. Judgment is required to determine the standalone selling price for each distinct performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately and therefore observable.
Variable Consideration - Upon adoption of the new revenue guidance, the Company’s policy around estimating variable consideration related to sales incentives (early pay discounts, rights of return, rebates, chargebacks, and other discounts) included in certain customer contracts remained consistent with previous guidance. These incentives are recorded as a reduction in the transaction price. Under the new guidance, variable consideration is estimated and included in total consideration at contract inception based on either the expected value method or the most likely outcome method. The method was applied consistently among each type of variable consideration and the Company applies the expected value method to estimate variable consideration. These estimates are based on historical experience, anticipated performance and the Company’s best judgment at the time and as a result, reflect applicable constraints. The Company includes in the transaction price an amount of variable consideration estimated in accordance with the new guidance only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
In certain of the Company’s arrangements related to product sales, a right of return exists, which is included in the transaction price. For these right of return arrangements, an asset (and corresponding adjustment to cost of sale) for its right to recover the products from the customers is recorded. The asset recognized will be the carrying amount of the product (for example, inventory) less any expected costs to recover the products (including potential decreases in the value to the Company of the returned product). Additionally, the Company records a refund liability for the amount of consideration that it does not expect to be entitled. The amounts associated with right of return arrangements are not material to the Company's statement of position or operating results.
Sales and Other Similar Taxes - The Company notes that under its contracts with customers, the customer is responsible for all sales and other similar taxes, which the Company will invoice the customer for if they are applicable. The new revenue guidance allows entities to make an accounting policy election to exclude sales taxes and other similar taxes from the measurement of the transaction price. The scope of this accounting policy election is the same as the scope of the policy election in the previous guidance. As the Company presents taxes on a net basis under the previous guidance there will be no change to the current presentation (net) as a result.
Practical Expedients - The Company has elected to make the following accounting policy elections through the adoption of the following practical expedients:
Sales and Other Similar Taxes - The Company will exclude sales taxes and similar taxes from the measurement of transaction price and will ensure that it complies with the disclosure requirements of applicable accounting guidance.
Cost to Obtain a Contract - The Company will recognize the incremental costs of obtaining a contract as an expense when incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less.
Promised Goods or Services that are Immaterial in the Context of a Contract - The Company has elected to assess promised goods or services as performance obligations that are deemed to be immaterial in the context of a contract. As such, the Company will not aggregate and assess immaterial items at the entity level. That is, when determining whether a good or service is immaterial in the context of a contract, the assessment will be made based on the application of the new revenue guidance at the contract level.
Disaggregated Revenue - Revenue Streams & Timing of Revenue Recognition - The Company disaggregates revenue by strategic business unit and by geography for each strategic business unit which are categories that depict how the nature, amount and uncertainty of revenue and cash flows are affected by economic factors. This disaggregation also represents how the Company evaluates its financial performance, as well as how the Company communicates its financial performance to the investors and other users of its financial statements. Each strategic business unit represents the Company’s reportable segments and offers different products and services.

Cash Equivalents
Cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2018 and 2017, the amount of cash and cash equivalents held by our subsidiaries in foreign bank accounts was $16.7 million and $14.8 million, respectively.

Allowance for Doubtful Accounts
Allowance for doubtful accounts
The Company uses estimates to determine the amount of the allowance for doubtful accounts in order to reduce accounts receivable to their estimated net realizable value. The Company estimates the amount of the required allowance by reviewing the status of past-due receivables and analyzing historical bad debt trends. The Company’s estimate also includes analyzing existing economic conditions. When the Company becomes aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record an allowance against amounts due, and thereby reduce the net receivable to the amount it reasonably believes will be collectible. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

Inventories
Inventories
Inventories consist of raw materials, work-in-process, manufactured goods and purchased goods acquired for resale. Inventories are stated at the lower of cost or market, determined on the first-in, first-out method. Cost includes raw materials, direct labor, manufacturing overhead and indirect overhead. Market value is based on current replacement cost for raw materials and supplies and on net realizable value for finished goods.

Property, Plant and Equipment
Property, plant and equipment
Property, plant and equipment is recorded at cost. The cost of major additions or betterments is capitalized, while maintenance and repairs that do not improve or extend the useful lives of the related assets are expensed as incurred.
Depreciation is provided principally on the straight-line method over estimated useful lives. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

The ranges of useful lives are as follows:

Buildings and improvements	6 to 25 years
Machinery and equipment	2 to 20 years
Office furniture, computers and software	2 to 8 years
Leasehold improvements	Shorter of useful life or lease term

Property, plant and equipment and other long-lived assets that have definitive lives are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable (‘triggering event’). Upon the occurrence of a triggering event, the asset is reviewed to assess whether the estimated undiscounted cash flows expected from the use of the asset plus residual value from the ultimate disposal exceeds the carrying value of the asset. If the carrying value exceeds the estimated recoverable amounts, the asset is written down to its fair value.

Fair Value of Financial Instruments
Fair value of financial instruments
The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to their short term nature. Term Debt with a carrying value of $492.4 million, net of original issue discount, at December 31, 2018 approximated fair value. The fair value is based on interest rates that are currently available to the Company for issuance of debt with similar terms and remaining maturities. Senior Notes with a fair value of $396 million have a carrying value of $400 million. If measured at fair value in the financial statements, the Term Debt and Senior Notes would be classified as Level 2 in the fair value hierarchy.
Business Combinations
Business combinations
The Company allocates the amount it pays for each acquisition to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets which arise from a contractual or legal right or are separable from goodwill. The Company bases the fair value of identifiable intangible assets acquired in a business combination on detailed valuations that use information and assumptions provided by management, which consider management’s best estimates of inputs and assumptions that a market participant would use. The Company allocates any excess purchase price that exceeds the fair value of the net tangible and identifiable intangible assets acquired to goodwill. The use of alternative valuation assumptions, including estimated growth rates, cash flows, discount rates and estimated useful lives could result in different purchase price allocations and amortization expense in current and future periods. Transaction costs associated with these acquisitions are expensed as incurred through selling, general and administrative expense on the consolidated statement of operations. In those circumstances where an acquisition involves a contingent consideration arrangement, the Company recognizes a liability equal to the fair value of the contingent payments expected to be made as of the acquisition date. The Company re-measures this liability each reporting period and records changes in the fair value through operating income within the consolidated statements of operations.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the assets acquired and liabilities assumed. The Company is required to perform impairment reviews at each of its reporting units annually and more frequently in certain circumstances. In accordance with accounting guidelines, the Company is able to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the quantitative goodwill impairment test.
In January 2017, the Financial Accounting Standard Board ("FASB") issued new accounting guidance to simplify the accounting for goodwill impairment. The guidance removes step two of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the new guidance, a goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Company adopted this guidance early, effective January 1, 2017, on a prospective basis, and applied the guidance as necessary to annual and interim goodwill testing performed subsequent to January 1, 2017.
The first step of the process after the qualitative assessment fails is estimating the fair value of each of its reporting units based on a discounted cash flow (“DCF”) model using revenue and profit forecast and a market approach which compares peer data and earnings multiples. The Company then compares those estimated fair values with the carrying values, which include allocated goodwill. If the estimated fair value is less than the carrying value, then a goodwill impairment is recorded.
The Company cannot predict the occurrence of certain future events that might adversely affect the implied value of goodwill and/or the fair value of intangible assets. Such events include, but are not limited to, strategic decisions made in response to economic and competitive conditions, the impact of the economic environment on its customer base, and material adverse effects in relationships with significant customers. The impact of over-estimating or under-estimating the implied fair value of goodwill at any of the reporting units could have a material effect on the results of operations and financial position. In addition, the value of the implied goodwill is subject to the volatility of the Company’s operations which may result in significant fluctuation in the value assigned at any point in time.
Refer to "Note G - Goodwill and Intangible Assets" for the results of the annual impairment tests.

Deferred Debt Issuance Costs	Deferred debt issuance costs Deferred debt issuance costs represent the costs associated with the issuance of debt instruments and are amortized over the life of the related debt instrument.
Warranties
Product Warranty Costs
The Company recognizes warranty costs based on an estimate of the amounts required to meet future warranty obligations. The Company accrues an estimated liability for exposure to warranty claims at the time of a product sale based on both current and historical claim trends and warranty costs incurred. Warranty reserves are included within "Accrued expenses" in the Company's consolidated balance sheets.

Foreign Currency
Foreign currency
Certain of the Company’s segments have operations outside the United States, and the local currency is typically the functional currency. The financial statements are translated into U.S. dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during the year for results of operations. The resulting translation gain or loss is included in stockholders' equity as other comprehensive income or loss.
In 2015, the Company acquired a Canadian subsidiary, Manitoba Harvest, and is exposed to transactional foreign currency gains and losses related to the issuance of intercompany loans in the Canadian dollar, the functional currency of Manitoba Harvest. Foreign currency transactional gains and losses are included in the results of operations and are generally classified as Other Income (Expense).

Derivatives and Hedging
Derivatives and hedging
The Company utilizes interest rate swaps to manage risks related to interest rates on the term loan portion of their Credit Facility. The Company has not elected hedge accounting treatment for the existing interest rate derivatives entered into as part of the Credit Facility. Refer to "Note H - Debt" for more information on the Company’s Credit Facility.

Noncontrolling Interest
Noncontrolling interest
Noncontrolling interest represents the portion of a majority-owned subsidiary’s net income that is owned by noncontrolling shareholders. Noncontrolling interest on the balance sheet represents the portion of equity in a consolidated subsidiary owned by noncontrolling shareholders.

Deferred Income Taxes	ncome taxes
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 (the "Tax Act"). Among other important changes in the Tax Act, the tax rate on corporations was reduced from 35% to 21%; a limitation on the deduction of interest expense was enacted; gain from the sale of a partnership interest by a foreign person will be subject to U.S. tax to the extent that the partnership is engaged in a trade or business; a special deduction for qualified business income from pass-through entities was added; U.S. federal income taxes on foreign earnings was eliminated (subject to several important exceptions), and new provisions designed to tax currently global intangible low taxed income ("GILTI") and a new base erosion anti-abuse tax were added.
For taxable years beginning after December 31, 2017, a deduction for interest will generally be allowed for any entity only up to 30% of adjusted taxable income (determined without regard to interest income or expense) plus the amount of interest income. Only interest income and expense incurred in a trade or business is taken into account, i.e., investment interest income and deductions are ignored. For partnerships, the limitation is applied at the partnership level and then adjustments are made at the partner level to avoid double counting and to allow an owner to use any excess income in calculating the interest deduction at his or her level. The provision will not limit the deduction of interest by the Company for 2018 but it did have an impact the deduction for certain of the portfolio companies, resulting in an additional valuation allowance for deferred tax assets of $2.1 million.
Provisional Amounts
In March 2018, the FASB issued ASU 2018-05, "Income Taxes - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118" ("SAB 118"). The guidance provided for a provisional one-year measurement period for entities to finalize their accounting for certain tax effects related to the Tax Act. The Tax Act required companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign sourced earnings. The one-time transition tax under the Tax Act is based on earnings and profits ("E&P") that were previously deferred from U.S. income taxes. For the year ended December 31, 2017, the provision for income taxes included provisional tax expense of $4.9 million related to the one-time transition tax liability of our foreign subsidiaries. The Company has completed the calculation of the total E&P for these foreign subsidiaries although the Company's estimates may be affected as additional regulatory guidance is issued with respect to the Tax Act. Adjustments to the provisional amounts of $0.4 million were recognized as a component of the provision for income taxes in the year-ending December 31, 2018.
Deferred Income Taxes
Deferred income taxes are calculated under the asset and liability method. Deferred income taxes are provided for the differences between the basis of assets and liabilities for financial reporting and income tax purposes at the enacted tax rates. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that is expected to more likely than not be realized. Several of the Company’s majority owned subsidiaries have deferred tax assets recorded at December 31, 2018 which in total amount to approximately $47.9 million. This deferred tax asset is net of $6.9 million of valuation allowance primarily associated with net operating losses and foreign tax credits and the limitation on the deduction of interest expense at Arnold and 5.11. These deferred tax assets are comprised primarily of reserves not currently deductible for tax purposes. The temporary differences that have resulted in the recording of these tax assets may be used to offset taxable income in future periods, reducing the amount of taxes required to be paid. Realization of the deferred tax assets is dependent on generating sufficient future taxable income at those subsidiaries with deferred tax assets. Based upon the expected future results of operations, the Company believes it is more likely than not that those subsidiaries with deferred tax assets will generate sufficient future taxable income to realize the benefit of existing temporary differences, although there can be no assurance of this. The impact of not realizing these deferred tax assets would result in an increase in income tax expense for such period when the determination was made that the assets are not realizable.

Earnings Per Share
Earnings per common share
Basic and fully diluted earnings per Trust common share is computed using the two-class method which requires companies to allocate participating securities that have rights to earnings that otherwise would have been available only to common shareholders as a separate class of securities in calculating earnings per share. The Company has granted Allocation Interests that contain participating rights to receive profit allocations upon the occurrence of a Holding Event or a Sale Event, and has issued preferred shares that have rights to distributions when, and if, declared by the Company's board of directors.
The calculation of basic and fully diluted earnings per common share is computed by dividing income available to common shareholders by the weighted average number of Trust common shares outstanding during the period. Earnings per common share reflects the effect of distributions that were declared and paid to the Holders and distributions that were paid on preferred shares during the period.
The weighted average number of Trust common shares outstanding for fiscal years 2018 and 2017 were computed based on 59,900,000 shares outstanding for the period from January 1st through December 31st. The weighted average number of Trust common shares outstanding for fiscal year 2016 was computed based on 54,300,000 shares outstanding for the period from January 1st through December 13th and 5,600,000 additional shares outstanding for the period from December 13th through December 31st.
The Company did not have any stock option plans or any other potentially dilutive securities outstanding during the years ended December 31, 2018, 2017 and 2016.

Advertising Costs
Advertising costs
Advertising costs are expensed as incurred and included in selling, general and administrative expense in the consolidated statements of operations. Advertising costs were $20.2 million, $17.4 million and $14.9 million during the years ended December 31, 2018, 2017 and 2016, respectively.

Research and Development
Research and development
Research and development costs are expensed as incurred and included in selling, general and administrative expense in the consolidated statements of operations. The Company incurred research and development expense of $1.2 million, $1.4 million and $1.3 million during the years ended December 31, 2018, 2017 and 2016, respectively.

Employee Retirement Plans
Employee retirement plans
The Company and many of its segments sponsor defined contribution retirement plans, such as 401(k) plans. Employee contributions to the plan are subject to regulatory limitations and the specific plan provisions. The Company and its segments may match these contributions up to levels specified in the plans and may make additional discretionary contributions as determined by management. The total employer contributions to these plans were $3.8 million, $2.8 million and $1.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company’s Arnold subsidiary maintains a defined benefit plan for certain of its employees which is more fully described in "Note J - Defined Benefit Plan". Accounting guidelines require employers to recognize the overfunded or underfunded status of defined benefit pension and postretirement plans as assets or liabilities in their consolidated balance sheets and to recognize changes in that funded status in the year in which the changes occur as a component of comprehensive income.

Stock Based Compensation
Stock based compensation
The Company does not have a stock based compensation plan; however, all of the Company’s subsidiaries maintain stock based compensation plans. During the years ended December 31, 2018, 2017 and 2016, $6.7 million, $4.5 million, and $2.4 million of stock based compensation expense was recorded to each expense category that included related salary expense in the consolidated statements of operations. As of December 31, 2018, the amount to be recorded for stock-based compensation expense in future years for unvested options is approximately $19.1 million.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Revenue from Contracts with Customers
As of January 1, 2018, the Company adopted Revenue from Contracts with Customers (Topic 606) ("ASC 606"). The new standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The underlying principle of the new standard is that a company will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. The standard also requires disclosure of the amount, timing and uncertainty of cash flows arising from contracts with customers. The Company adopted the standard using the modified retrospective method for all contracts not completed as of the date of adoption. The reported results for reporting periods after January 1, 2018 are presented under the new revenue recognition guidance while prior period amounts were prepared under the previous revenue guidance which is also referred to herein as the "previous guidance". The Company determined that the impact from the new standard is immaterial to our revenue recognition model since the vast majority of our recognition is based on point in time control. Accordingly, the Company has not made any adjustments to opening retained earnings. Refer to "Note D - Revenue" for additional information regarding the Company's adoption of ASC 606.
Improving the Presentation of Net Periodic Pension Costs
In March 2017, the FASB issued new guidance that will require employers that sponsor defined benefit plans to present the service cost component of net periodic benefit cost in the same income statement line item as other employee compensation costs arising from services rendered during the period, and requires the other components of net periodic pension cost to be presented in the income statement separately from the service component cost and outside a subtotal of income from operations. The new guidance shall be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost. The amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company's Arnold business segment has a defined benefit plan covering substantially all of Arnold's employees at its Switzerland location (refer to "Note J - Defined Benefit Plan"). The adoption of this guidance on January 1, 2018 did not have a material impact upon our financial condition or results of operations.
Changes to the Definition of a Business
In January 2017, the FASB issued new guidance that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities constitutes a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the set of transferred asset and activities is not a business. The guidance also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in the new revenue recognition guidance. The new standard was effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The adoption of this guidance did not have a material impact upon our financial condition or results of operations.
Classification of Certain Cash Receipts and Cash Payments
In August 2016, the FASB issued an accounting standard update which updates the guidance as to how certain cash receipts and cash payments should be presented and classified within the statement of cash flows. The amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, with early adoption permitted, including adoption in an interim period. The adoption of this guidance on January 1, 2018 did not have a material impact on our consolidated financial statements.
Recently Issued Accounting Pronouncements